Commitments (Details)					3 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 19, 2024 USD ($)	Jan. 15, 2024	Dec. 19, 2022	Jan. 31, 2026 USD ($)	Jan. 31, 2026 ILS (₪)	Jun. 13, 2024 m²
Commitments [Line Items]
Area of land used for office space (in Square Meters) | m²							386
Rent paid					$ 3,400	₪ 12,500
Space for Offices [Member]
Commitments [Line Items]
Area of land used for office space (in Square Meters) | m²							40
Yissum Metabolic Syndrome License Agreement [Member]
Commitments [Line Items]
Percentage of royalties company’s net sales				1.50%
BIRAD License Agreement [Member]
Commitments [Line Items]
Percentage of royalties company’s net sales			1.50%
Yissum PTSD License Agreement [Member]
Commitments [Line Items]
Percentage of royalties company’s net sales		3.00%
Yissum PTSD License Agreement [Member] | Bottom of Range [Member]
Commitments [Line Items]
Yissum annual maintenance fees		$ 25,000
Yissum PTSD License Agreement [Member] | Top of Range [Member]
Commitments [Line Items]
Yissum annual maintenance fees		$ 50,000
Yissum Psychedelic License Agreement [Member]
Commitments [Line Items]
Percentage of royalties company’s net sales	3.00%
Yissum Psychedelic License Agreement [Member] | Bottom of Range [Member]
Commitments [Line Items]
Yissum annual maintenance fees	$ 25,000
Yissum Psychedelic License Agreement [Member] | Top of Range [Member]
Commitments [Line Items]
Yissum annual maintenance fees	$ 50,000